Capital Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 24,869	$ 13,797	$ 26,307
Issued for cash, net of share issue costs	23,226	3,441	6,724
Transfer of conversion component on conversion of convertible loans
Issued for settlement of convertible debentures	7,015
Options exercised
Ending balance, value	$ 46,425	$ 24,869	$ 13,797
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, number (in shares)	199,975,122	150,391,558	125,162,803
Beginning balance, value	$ 135,100	$ 108,218	$ 96,719
Issued for cash, net of share issue costs, shares	38,477,666	6,768,634
Issued for cash, net of share issue costs	$ 23,226	$ 3,441	6,724
Shares issued for settlement of convertible and gold loans, shares		29,267,417
Shares issued for settlement of convertible and gold loans		$ 11,382
Transfer of conversion component on conversion of convertible loans, shares
Transfer of conversion component on conversion of convertible loans		$ 4,286	$ 1,058
Shares issued for interest on gold and convertible loans, shares		1,463,855
Shares issued for interest on gold and convertible loans		$ 584
Shares issued for services, shares		5,623,000
Shares issued for services		$ 3,228
Finders fees on convertible and gold bullion loans, shares		1,025,762
Finders fees on convertible and gold bullion loans		$ 477
Warrants exercised, shares		5,434,896
Warrants exercised		$ 3,484
Warrants issued, shares
Warrants issued	$ (8,710)
Issued for settlement of convertible debentures, shares	12,150,447
Issued for settlement of convertible debentures	$ 7,015
Issued for settlement of debts related to convertible and gold loans, shares	4,266,321
Issued for settlement of debts related to convertible and gold loans	$ 1,497
Options exercised, shares	1,000
Options exercised
Transfer of reserve on exercise of stock options, shares
Transfer of reserve on exercise of stock options	$ 1
Balance, number (in shares)	254,870,556	199,975,122	150,391,558
Ending balance, value	$ 158,129	$ 135,100	$ 108,218